Consolidated Statement of Operations (Parentherticals) (Reclassifications Of Losses On Previously Designated Cash Flow Hedges, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Reclassifications Of Losses On Previously Designated Cash Flow Hedges
Interest expense	$ 22,195